Shareholder Report, Holdings (Details)	Jan. 31, 2025
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | TJX Companies, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | PNC Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.62%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.03%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.76%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.27%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Short-term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Costco Wholesale Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | TJX Companies, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | PNC Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.62%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.03%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.76%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.27%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Short-term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.43%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Procter & Gamble Company (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.92%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Short-term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member] | Other Liabilities Less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.43%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Procter & Gamble Company (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.92%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Short-term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member] | Other Liabilities Less Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Shopify, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Sony Group Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Toronto-Dominion Bank (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.55%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.45%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.29%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.03%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.92%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.95%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.55%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.23%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.15%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Short-term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Shopify, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Sony Group Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Toronto-Dominion Bank (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.55%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.45%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.29%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.03%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.92%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.95%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.55%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.23%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.15%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Short-term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%